Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 19. Subsequent Events

The Company evaluated events occurring through July 30, 2026, the date these condensed consolidated financial statements were issued.

On May 29, 2026, the Company entered into a definitive agreement to acquire a 100% equity interests in Omnetics Connector Corporation (“Omnetics”), a leading designer and manufacturer of micro-miniature and nano-miniature high-reliability connectors and interconnect systems for aerospace, defense, space, medical and industrial customers. The acquisition will close upon completion of regulatory approvals and other customary closing conditions. The acquisition expands the Company’s connector and interconnect assemblies, strengthening the Company’s ability to support key customers. Total consideration is expected to be approximately $770,000, which is expected to be funded through the issuance of equity.

Note 19. Subsequent Events

The Company evaluated events occurring after the date of the combined financial statements to consider whether the impact of such events needs to be reflected or disclosed in the combined financial statements. Such evaluation was performed through the date the combined financial statements are available for issuance, which was March 13, 2026.

Micro-Tronics

On January 5, 2026, the Company acquired Micro-Tronics, Inc., a manufacturer of precision metal and elastomer-based components. The acquisition expands the Company’s product line into adjacent and overlapping capabilities, including metal and electrical discharge machining and elastomer products, and strengthens the Company’s ability to support key customers. Total consideration transferred was $71,608. The acquisition was funded by $25,000 of proceeds from a draw on the 2025 DDTL and cash on hand. The Company incurred $644 in acquisition costs, which were expensed as incurred.